LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of loans
	March 31,	December 31,
(In thousands)	2019	2018

Commercial real estate	$373,435	$364,867
Commercial	382,550	361,782
Residential real estate	54,898	57,361
Construction and land development	42,441	44,606
Consumer	19,310	19,815
	872,634	848,431
Allowance for loan losses	(11,857)	(11,680)
Deferred loan fees, net	(1,508)	(1,223)
Net loans	$859,269	$835,528

(In thousands)	2018	2017

Commercial real estate	$364,867	$371,510
Commercial	361,782	240,223
Residential real estate	57,361	67,724
Construction and land development	44,606	55,828
Consumer	19,815	17,455
	848,431	752,740
Allowance for loan losses	(11,680)	(9,757)
Deferred loan fees, net	(1,223)	(845)
Net loans	$835,528	$742,138

Schedule of allowance for loans and impaired loans by portfolio segment
(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total

Allowance for loan losses:

Balance at December 31, 2018	$4,152	$5,742	$251	$738	$710	$87	$11,680
Charge-offs	-	(1,033)	-	-	(281)	-	(1,314)
Recoveries	-	10	-	-	19	-	29
Provision (credit)	95	1,027	(11)	(4)	364	(9)	1,462
Balance at March 31, 2019	$4,247	$5,746	$240	$734	$812	$78	$11,857

Balance at December 31, 2017	$4,483	$3,280	$300	$965	$649	$80	$9,757
Charge-offs	-	(20)	-	-	(166)	-	(186)
Recoveries	-	1	-	-	8	-	9
Provision (credit)	124	407	(8)	(26)	187	(28)	656
Balance at March 31, 2018	$4,607	$3,668	$292	$939	$678	$52	$10,236

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total

March 31, 2019
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$-	$886	$-	$-	$-	$-	$886
Ending balance:
Collectively evaluated for impairment	4,247	4,860	240	734	812	78	10,971
Total allowance for loan losses ending balance	$4,247	$5,746	$240	$734	$812	$78	$11,857

Loans:
Ending balance:
Individually evaluated for impairment	$1,838	$7,328	$383	$-	$-		$9,549
Ending balance:
Collectively evaluated for impairment	371,597	375,222	54,515	42,441	19,310		863,085
Total loans ending balance	$373,435	$382,550	$54,898	$42,441	$19,310		$872,634

December 31, 2018
Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$62	$1,039	$-	$-	$-	$-	$1,101
Ending balance:
Collectively evaluated for impairment	4,090	4,703	251	738	710	87	10,579
Total allowance for loan losses ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Loans:
Ending balance:
Individually evaluated for impairment	$1,853	$5,291	$388	$-	$-		$7,532
Ending balance:
Collectively evaluated for impairment	363,014	356,491	56,973	44,606	19,815		840,899
Total loans ending balance	$364,867	$361,782	$57,361	$44,606	$19,815		$848,431

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total
December 31, 2018
Allowance for loan losses:
Beginning balance	$4,483	$3,280	$300	$965	$649	$80	$9,757
Charge-offs	(670)	(190)	-	-	(699)	-	(1,559)
Recoveries	-	87	2	-	64	-	153
Provision (credit)	339	2,565	(51)	(227)	696	7	3,329
Ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Ending balance:
Individually evaluated for impairment	$62	$1,039	$-	$-	$-	$-	$1,101
Ending balance:
Collectively evaluated for impairment	4,090	4,703	251	738	710	87	10,579
Total allowance for loan losses ending balance	$4,152	$5,742	$251	$738	$710	$87	$11,680

Loans:
Ending balance:
Individually evaluated for impairment	$1,853	$5,291	$388	$-	$-		$7,532
Ending balance:
Collectively evaluated for impairment	363,014	356,491	56,973	44,606	19,815		840,899
Total loans ending balance	$364,867	$361,782	$57,361	$44,606	$19,815		$848,431

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Unallocated	Total
December 31, 2017
Allowance for loan losses:
Beginning balance	$4,503	$2,513	$328	$882	$279	$85	$8,590
Charge-offs	(1,522)	(107)	-	-	(190)	-	(1,819)
Recoveries	-	45	-	-	12	-	57
Provision (credit)	1,502	829	(28)	83	548	(5)	2,929
Ending balance	$4,483	$3,280	$300	$965	$649	$80	$9,757

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated for impairment	4,483	3,280	300	965	649	80	9,757
Total allowance for loan losses ending balance	$4,483	$3,280	$300	$965	$649	$80	$9,757

Loans:
Ending balance:
Individually evaluated for impairment	$8,623	$3,202	$404	$-	$-		$12,229
Ending balance:
Collectively evaluated for impairment	362,887	237,021	67,320	55,828	17,455		740,511
Total loans ending balance	$371,510	$240,223	$67,724	$55,828	$17,455		$752,740

Schedule of loans to directors and executive officers of the company and companies in which they have significant ownership interests
(In thousands)

Balance beginning January 1, 2017	$7,739
Effect of changes in composition of related parties	(85)
Advances	18,809
Principal payments	(4,190)
Ending balance, December 31, 2017	$22,273

Balance beginning January 1, 2018	$22,273
Effect of changes in composition of related parties	(339)
Advances	11
Principal payments	(9,988)
Ending balance, December 31, 2018	$11,957

Schedule of non accrual loans and past-due loans by portfolio segment
							90 Days
			90 Days	Total			or More
	30 - 59	60 - 89	or More	Past	Total	Total	Past Due	Nonaccrual
(In thousands)	Days	Days	Past Due	Due	Current	Loans	and Accruing	Loans

March 31, 2019
Commercial real estate	$-	$-	$519	$519	$372,916	$373,435	$-	$519
Commercial	131	-	1,861	1,992	380,558	382,550	-	6,919
Residential real estate	227	358	29	614	54,284	54,898	-	822
Construction and land development	-	-	-	-	42,441	42,441	-	-
Consumer	30	85	114	229	19,081	19,310	-	115
Total	$388	$443	$2,523	$3,354	$869,280	$872,634	$-	$8,375

December 31, 2018
Commercial real estate	$742	$-	$519	$1,261	$363,606	$364,867	$-	$519
Commercial	40	-	3,167	3,207	358,575	361,782	-	4,830
Residential real estate	321	223	30	574	56,787	57,361	-	850
Construction and land development	-	-	-	-	44,606	44,606	-	-
Consumer	62	46	59	167	19,648	19,815	-	62
Total	$1,165	$269	$3,775	$5,209	$843,222	$848,431	$-	$6,261

							90 Days
			90 Days	Total			or More
	30 - 59	60 - 89	or More	Past	Total	Total	Past Due	Nonaccrual
(In thousands)	Days	Days	Past Due	Due	Current	Loans	and Accruing	Loans

December 31, 2018
Commercial real estate	$742	$-	$519	$1,261	$363,606	$364,867	$-	$519
Commercial	40	-	3,167	3,207	358,575	361,782	-	4,830
Residential real estate	321	223	30	574	56,787	57,361	-	850
Construction and land development	-	-	-	-	44,606	44,606	-	-
Consumer	62	46	59	167	19,648	19,815	-	62
Total	$1,165	$269	$3,775	$5,209	$843,222	$848,431	$-	$6,261

December 31, 2017
Commercial real estate	$-	$3,669	$-	$3,669	$367,841	$371,510	$-	$7,102
Commercial	12	-	-	12	240,211	240,223	-	1,505
Residential real estate	699	178	81	958	66,766	67,724	-	364
Construction and land development	-	-	-	-	55,828	55,828	-	-
Consumer	63	45	60	168	17,287	17,455	-	62
Total	$774	$3,892	$141	$4,807	$747,933	$752,740	$-	$9,033

Schedule of impaired loans by portfolio segment
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

March 31, 2019
With no related allowance recorded:
Commercial real estate	$1,838	$1,838	$-	$1,846	$21
Commercial	1,966	1,986	-	2,020	6
Residential real estate	383	383	-	386	5
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$4,187	$4,207	$-	$4,252	$32

With an allowance recorded:
Commercial real estate	$-	$-	$-	$-	$-
Commercial	5,362	5,385	886	5,369	-
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$5,362	$5,385	$886	$5,369	$-

Total
Commercial real estate	$1,838	$1,838	$-	$1,846	$21
Commercial	7,328	7,371	886	7,389	6
Residential real estate	383	383	-	386	5
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$9,549	$9,592	$886	$9,621	$32

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2018
With no related allowance recorded:
Commercial real estate	$1,334	$1,334	$-	$5,614	$69
Commercial	4,050	4,110	-	4,894	38
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$5,772	$5,832	$-	$10,904	$127

With an allowance recorded:
Commercial real estate	$519	$519	$62	$519	$-
Commercial	1,241	1,267	1,039	1,695	52
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$1,760	$1,786	$1,101	$2,214	$52

Total
Commercial real estate	$1,853	$1,853	$62	$6,133	$69
Commercial	5,291	5,377	1,039	6,589	90
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$7,532	$7,618	$1,101	$13,118	$179

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2018
With no related allowance recorded:
Commercial real estate	$1,334	$1,334	$-	$5,614	$69
Commercial	4,050	4,110	-	4,894	38
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$5,772	$5,832	$-	$10,904	$127

With an allowance recorded:
Commercial real estate	$519	$519	$62	$519	$-
Commercial	1,241	1,267	1,039	1,695	52
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$1,760	$1,786	$1,101	$2,214	$52

Total
Commercial real estate	$1,853	$1,853	$62	$6,133	$69
Commercial	5,291	5,377	1,039	6,589	90
Residential real estate	388	388	-	396	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$7,532	$7,618	$1,101	$13,118	$179

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(In thousands)	Investment	Balance	Allowance	Investment	Recognized

December 31, 2017
With no related allowance recorded:
Commercial real estate	$8,623	$10,139	$-	$4,562	$70
Commercial	3,202	3,202	-	2,054	123
Residential real estate	404	404	-	412	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with no related allowance	$12,229	$13,745	$-	$7,028	$213

With an allowance recorded:
Commercial real estate	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Residential real estate	-	-	-	-	-
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Commercial real estate	$8,623	$10,139	$-	$4,562	$70
Commercial	3,202	3,202	-	2,054	123
Residential real estate	404	404	-	412	20
Construction and land development	-	-	-	-	-
Consumer	-	-	-	-	-
Total impaired loans	$12,229	$13,745	$-	$7,028	$213

Schedule of troubled debt restructurings
(Dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

March 31, 2019
Troubled debt restructurings:
Commercial	1	$1,963	$1,963
	1	$1,963	$1,963

(Dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Year-Ended December 31, 2017
Troubled debt restructurings:
Commercial	1	$249	$249
	1	$249	$249

Schedule of loans by risk rating and portfolio segment
				Construction
(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	and Land Development	Consumer	Total

March 31, 2019
Grade:
Pass	$349,204	$363,366	$-	$42,441	$-	$755,011
Special mention	22,321	11,040	-	-	-	33,361
Substandard	1,910	8,144	561	-	-	10,615
Not formally rated	-	-	54,337	-	19,310	73,647
Total	$373,435	$382,550	$54,898	$42,441	$19,310	$872,634

December 31, 2018
Grade:
Pass	$356,415	$339,079	$-	$44,606	$-	$740,100
Special mention	6,531	11,339	-	-	-	17,870
Substandard	1,921	10,447	571	-	-	12,939
Doubtful	-	917	-	-	-	917
Not formally rated	-	-	56,790	-	19,815	76,605
Total	$364,867	$361,782	$57,361	$44,606	$19,815	$848,431

(In thousands)	Commercial Real Estate	Commercial	Residential Real Estate	Construction and Land Development	Consumer	Total

December 31, 2018
Grade:
Pass	$356,415	$339,079	$-	$44,606	$-	$740,100
Special mention	6,531	11,339	-	-	-	17,870
Substandard	1,921	10,447	571	-	-	12,939
Doubtful	-	917	-	-	-	917
Not formally rated	-	-	56,790	-	19,815	76,605
Total	$364,867	$361,782	$57,361	$44,606	$19,815	$848,431

December 31, 2017
Grade:
Pass	$355,623	$224,190	$-	$55,828	$-	$635,641
Special mention	6,852	9,155	-	-	-	16,007
Substandard	9,035	6,878	679	-	-	16,592
Not formally rated	-	-	67,045	-	17,455	84,500
Total	$371,510	$240,223	$67,724	$55,828	$17,455	$752,740